Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,632	$ 13,468
Investment in equity securities, at fair value		2,623
Accounts receivable, net of nil expected credit loss	4,092	15,345
Inventories	1,598	5,252
Prepaid expenses and other	2,135	2,888
Total current assets	13,457	39,576
Long-term investments	1,716	1,913
Property, plant and equipment, net	6,968	7,868
Intangible assets, net	221	238
Right of use assets	2,548	3,492
Other assets	740	587
Total assets	25,650	53,674
Current liabilities:
Accounts payable	1,065	2,723
Bank borrowings	1,001
Accrued and other current liabilities	24,171	15,344
Convertible notes due to a related party	4,243
Current portion of long term borrowing	19,190	18,385
Total current liabilities	49,670	36,452
Other liabilities	13,262	15,371
Total liabilities	62,932	51,823
Commitments and contingencies (Note 19)
Shareholders' (deficit) equity:
$0.0001 par value, 500,000,000 shares authorized 20,967,869 shares and 15,904,533 shares issued at December 31, 2025 and 2024, respectively; 20,555,873 shares and 15,492,581 shares outstanding at December 31, 2025 and 2024, respectively	2	2
Treasury shares, at cost: 411,996 shares and 411,952 shares held at December 31, 2025 and 2024	(9,604)	(9,604)
Additional paid-in capital	722,238	713,302
Accumulated other comprehensive loss	(1,785)	(1,774)
Accumulated deficit	(748,133)	(700,075)
Total shareholders' (deficit) equity	(37,282)	1,851
Total liabilities and shareholders' (deficit) equity	$ 25,650	$ 53,674